T. ROWE PRICE Retirement I 2035 Fund–I Class
August 31, 2023 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
8/31/23
(Cost and value in $000s)
BOND MUTUAL FUNDS 16.2%
T. Rowe Price Funds:
New Income Fund  561,388 56,118 4,281 75,717,626 598,927
U.S. Treasury Long-Term Index
Fund  261,756 20,711 2,571 34,510,716 264,697
International Bond Fund (USD
Hedged)  197,824 14,716 1,558 25,996,576 211,092
Dynamic Global Bond Fund  132,856 24,724 1,170 19,183,931 150,018
High Yield Fund  83,370 21,176 697 18,473,205 105,667
Emerging Markets Bond Fund  79,360 6,479 748 10,073,973 86,636
Floating Rate Fund  42,406 1,744 4,696 4,400,068 40,569
Limited Duration Inflation
Focused Bond Fund  242 – – 51,791 242
Total Bond Mutual Funds (Cost $1,728,632) 1,457,848
EQUITY MUTUAL FUNDS 80.8%
T. Rowe Price Funds:
Growth Stock Fund (2) 1,168,645 25,268 148,704 13,903,047 1,183,427
Value Fund  1,053,374 35,268 7,596 28,397,654 1,155,785
Equity Index 500 Fund  708,029 41,126 41,265 6,408,490 761,521
Overseas Stock Fund  560,920 19,686 12,204 48,411,965 587,237
U.S. Large-Cap Core Fund  379,517 136,209 1,493 16,360,358 549,544
International Value Equity Fund  477,734 17,507 12,549 32,841,758 513,974
International Stock Fund  474,923 17,215 13,745 27,115,784 494,863
Real Assets Fund  303,123 110,224 1,300 31,358,435 431,806
Mid-Cap Growth Fund  267,049 10,087 7,887 2,865,620 291,090
Mid-Cap Value Fund  232,993 9,114 1,575 8,420,271 265,070
Emerging Markets Discovery
Stock Fund  214,275 8,051 7,147 17,407,137 227,859
Small-Cap Stock Fund  171,059 7,650 1,286 3,399,698 191,573
Emerging Markets Stock Fund  177,264 6,649 8,621 5,184,114 179,941
U.S. Equity Research Fund  249,018 1,111 101,652 3,828,848 168,584
Small-Cap Value Fund  141,845 5,640 1,020 3,159,284 159,733
New Horizons Fund (2) 111,987 4,956 791 2,291,273 126,524
Total Equity Mutual Funds (Cost $6,667,722) 7,288,531
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  1,230 133,915 133,900 12,160 1,220
Total Other Mutual Funds (Cost $1,196) 1,220
SHORT-TERM INVESTMENTS 3.0%
Money Market Funds 2.9%
T. Rowe Price U.S. Treasury
Money Fund, 5.40% (3) 206,109 290,090 235,977 260,222,403 260,222

T. ROWE PRICE Retirement I 2035 Fund–I Class

$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
8/31/23
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.0%
(continued)
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 5.354%,
11/9/23 (4) 10,000,000 9,899
Total Short-Term Investments (Cost $270,121) 270,121
Total Investments in Securities 100.0%
(Cost $8,667,671) $ 9,017,720
Other Assets Less Liabilities (0.0)% (3,085)
Net Assets 100.0% $ 9,014,635
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At August 31, 2023, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement I 2035 Fund–I Class

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 66 MSCI EAFE Index contracts 9/23 (6,961) $ 168
Short, 95 Russell 2000 E-Mini Index contracts 9/23 (9,032) (35)
Short, 131 S&P 500 E-Mini Index contracts 9/23 (29,580) (640)
Net payments (receipts) of variation margin to date 619
Variation margin receivable (payable) on open futures contracts $ 112

T. ROWE PRICE Retirement I 2035 Fund–I Class

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2023.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (96) $ (6,392) $ 1,869
Emerging Markets Bond Fund  (54) 1,545 1,351
Emerging Markets Discovery Stock Fund  (1,138) 12,680 —
Emerging Markets Stock Fund  (2,561) 4,649 —
Equity Index 500 Fund  1,571 53,631 2,947
Floating Rate Fund  (234) 1,115 942
Growth Stock Fund  (33,205) 138,218 —
High Yield Fund  (21) 1,818 1,817
International Bond Fund (USD Hedged)  (119) 110 1,873
International Stock Fund  (1,696) 16,470 —
International Value Equity Fund  349 31,282 —
Limited Duration Inflation Focused Bond Fund  — — —
Mid-Cap Growth Fund  (1,023) 21,841 —
Mid-Cap Value Fund  111 24,538 —
New Horizons Fund  (61) 10,372 —
New Income Fund  (295) (14,298) 6,444
Overseas Stock Fund  (234) 18,835 —
Real Assets Fund  303 19,759 —
Small-Cap Stock Fund  — 14,150 —
Small-Cap Value Fund  19 13,268 —
Transition Fund  (1,250) (25) 115
U.S. Equity Research Fund  (3) 20,107 —
U.S. Large-Cap Core Fund  436 35,311 —
U.S. Treasury Long-Term Index Fund  (622) (15,199) 2,412
Value Fund  260 74,739 —
U.S. Treasury Money Fund, 5.40% — — 2,978
Totals $ (39,563)# $ 478,524 $ 22,748+
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $22,748 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement I 2035 Fund–I Class
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement I 2035 Fund – I Class (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). On June 26,
2023, the Board approved the reorganization of the fund into the T. Rowe Price
Retirement 2035 Fund (Acquiring fund). The reorganization will be structured as a tax-free reorganization for federal income tax purposes, under which the Acquiring fund will acquire substantially all of the assets and liabilities of the fund in exchange for I Class shares of the Acquiring fund. On or about November 15, 2023, the fund will be closed to new investors and new accounts. The reorganization is anticipated to close on or about February 16, 2024. After the reorganization, the fund will be formally terminated. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement I 2035 Fund–I Class

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities.
When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement I 2035 Fund–I Class

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Mutual Funds $ 1,457,848 $ — $ — $ 1,457,848
Equity Mutual Funds 7,288,531 — — 7,288,531
Other Mutual Funds 1,220 — — 1,220
Short-Term Investments 260,222 9,899 — 270,121
Total Securities 9,007,821 9,899 — 9,017,720
Futures Contracts* 168 — — 168
Total $ 9,007,989 $ 9,899 $ — $ 9,017,888
Liabilities
Futures Contracts* $ 675 $ — $ — $ 675
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement I 2035 Fund–I Class

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
R416-054Q1 08/23